SUBSEQUENT EVENTS	9 Months Ended
Sep. 23, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date these financial statements were available to be issued. The Company has determined that there are no items to disclose other than the common stock splits effected on April 4, 2012 and on April 19, 2012 and our subsidiaries, Tumi, Inc. and Tumi Stores, Inc., entering into the Amended Credit Facility on April 4, 2012.
Stock Splits
In April of 2012, the Company’s Board of Directors approved a 101.200929-for-1 common stock split in connection with the potential initial public offering of the Company’s common shares. This split was effective April 4, 2012.
In April of 2012, the Company’s Board of Directors also approved a 1.037857-for-1 subsequent common stock split in connection with the initial public offering of the Company’s common shares. This split was effective April 19, 2012.
All common share and per share amounts in the consolidated financial statements have been adjusted retrospectively for all periods presented to reflect the 101.200929-for-1 and 1.037857-for-1 common stock splits. As no change was made to the par value of the common shares, a total of $520,000 as of December 31, 2011 and 2010 was reclassified from additional paid-in capital to common stock as a retrospective adjustment.
Amended and Restated Credit Facility
In connection with the proposed initial public offering of the Company’s common shares, on April 4, 2012, the Company entered into an amended and restated credit facility (the “Amended Credit Facility”), with Wells Fargo as lender and as collateral agent.
The Amended Credit Facility consolidated the term loan facility and the revolving credit facility previously provided in the Company’s former debt facility with Wells Fargo (see, Note 8, Credit Facilities) into a single $70 million senior secured revolving credit facility with Wells Fargo as the sole lender, and extends the maturity of the facility until April 4, 2017. The Amended Credit Facility includes a letter of credit sublimit not to exceed the undrawn amount of the revolving commitments.
Borrowings under the Amended Credit Facility will bear interest at a per annum rate equal to, at the Borrowers’ option, the one, two, three or six month (or such other period as Wells Fargo may agree) LIBOR rate plus a margin of 1.00% or 1.25%, or a base rate (the greater of (i) Wells Fargo’s prime rate in effect on such day and (ii) the federal funds rate plus 1/2 of 1.00%) plus a margin of 0% or 0.25%. The Borrowers are required to pay an undrawn commitment fee equal to 0.15% or 0.20% of the undrawn portion of the commitments under the Amended Credit Facility, as well as customary letter of credit fees. The margin added to LIBOR, or base rate, as well as the amount of the commitment fee, will depend on our leverage at the time. Interest is payable monthly, bi-monthly or quarterly on LIBOR rate loans depending on the interest period for each LIBOR rate loan, or quarterly on base rate loans.
All obligations under the Amended Credit Facility are required to be guaranteed by each of the Borrowers’ material domestic subsidiaries, subject to certain exclusions. The obligations under the Amended Credit Facility are secured by substantially all of the Borrowers’ assets and, if applicable, those of the Borrowers’ subsidiary guarantors. Currently the Borrowers do not have any subsidiary guarantors.
The Amended Credit Facility contains customary covenants, including, but not limited to, limitations on the ability of the Borrowers and their subsidiaries to incur additional debt and liens, dispose of assets, and make certain investments and restricted payments, including the prepayment of certain debt and cash dividends. In addition, the Amended Credit Facility contains financial covenants requiring that Tumi, Inc. maintain (a) a minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility) of not less than 4.00 to 1.00 and (b) a maximum ratio of consolidated total debt to consolidated adjusted EBITDA of no greater than 2.25 to 1.00.
The Amended Credit Facility also contains customary events of default, including, but not limited to, payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults under material debt, certain events of bankruptcy and insolvency, defaults based on certain judgments, failure of any material provision of any loan document to be in full force and effect, change of control, and certain ERISA defaults. If an event of default were to occur and continue, amounts due under the Amended Credit Facility could be accelerated and the commitments to extend credit thereunder terminated, and the rights and remedies of Wells Fargo under the Amended Credit Facility available under the applicable loan documents could be exercised, including rights with respect to the collateral securing the obligations under the Amended Credit Facility.
The Company’s management is in the process of evaluating whether entering into the amended and restated credit facility is a modification or extinguishment of debt pursuant to the FASB’s guidance.
SUBSEQUENT EVENTS
Registered Secondary Offering of the Company’s Common Stock
On October 16, 2012, the Company filed a registration statement on Form S-1 under the Securities Act with the SEC (the “S-1 Registration Statement”) for a secondary offering of common stock of the Company.  The selling stockholders, which include certain of our officers, intend to sell 10,100,000 shares of our common stock in the offering.  The underwriters in this offering have an option to purchase a maximum of 1,515,000 additional shares from the selling stockholders to cover an overallotment of shares.  The Company will not receive any proceeds from the sale of shares of our common stock by the selling stockholders. The estimated offering expenses payable by the Company are $500,000, which includes legal and accounting costs and various other fees associated with the offering. The offering is expected to close in November of 2012.